UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F Cover Page

13FCON P
NON-PUBLIC 2/23/11

RECEIVED
NOV 17 2008

CONFIDENTIAL TREATMENT DENIED

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
|_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Straus Capital Management, L.L.C.

Address: 320 Park Avenue
New York, New York 10022

13F File Number: 028-04115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Melville Straus
Title: Managing Member
Phone: (212) 476-9177

Signature, Place and Date of Signing:

| [Signature] | New York, New York<br>[City, State] | November 13, 2008<br>[Date] |
|---|---|---|

11000770

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Managers Reporting for this Manager: None

**FORM 13F SUMMARY PAGE**

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total (in $1,000's): $5,760

List of Other Included Managers:

| No. | Form 13F File Number | Name |
|---|---|---|
| 1. | 028-12305 | Straus-GEPT Partners LP |

**FORM 13F**
**INFORMATION TABLE**

**OWNERSHIP DETAILS OF LSR**

| NAME OF ISSUER | TITLE OF CLASS | CUSIP | VALUE x($1000) | SHARES/ PRN AMT | SH/ PRN | PUT/ CALL | INVSTMT DISCRETN | OTHER MANAGERS | VOTING AUTHORITY SOLE | SHARED | NONE |
|---|---|---|---|---|---|---|---|---|---|---|---|
| LIFE SCIENCES RESH INC | COM | 532169109 | $5,760 | 160,452 | SH | | SHARED-DEFINED | 1 | | 160,452 | |

SK 02174 0001 93750